Supplement to

Calvert Variable Series, Inc.
Calvert Social Mid Cap Growth Portfolio

Prospectus and Statement of Additional Information dated: May 2, 2005
Date of Supplement: September 19, 2005

Replace the second line on page 19 of the Prospectus with the following:

Subadvisor: New Amsterdam Partners LLC

Replace page 25 of the Prospectus under "Subadvisor and Portfolio Manager" with the following:

New Amsterdam Partners LLC ("New Amsterdam"), 475 Park Avenue South, 20th Floor, New York, NY 10016 has managed the assets of the Portfolio since September 16, 1005.

New Amsterdam uses a team approach to its management of the Portfolio. Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

New Amsterdam Partners LLC

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	19 years	New Amsterdam Partners LLC Ms. Clayman founded the firm in 1986.

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	9 years	New Amsterdam Partners LLC

(Continued)
Name of Portfolio Manager	Role on Management Team

Michelle Clayman, CFA	Portfolio Manager

Nathaniel Paull, CFA	Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Replace the second and fourth paragraphs under "Subadvisors" on page 22 of the Statement of Additional Information with the following:

Calvert has retained New Amsterdam Partners LLC ("New Amsterdam") as Subadvisor for Social Mid Cap Growth and for part of the equity investments of Social Balanced. New Amsterdam is controlled by Michelle Clayman, CFA. New Amsterdam receives a subadvisory fee, paid by the Advisor, .25% of the average daily net assets it manages for Social Mid Cap Growth and .25% of the average daily net assets it manages for Social Balanced.

Replace the seventh paragraph under "Subadvisors" on page 22 of the Statement of Additional Information with the following:

The Board of Directors reapproved the existing Investment Subadvisory Agreements between each of the Subadvisors (other than New Amsterdam, which was initially retained on June 30, 2004 for Social Balanced and on September 16, 2005 for Social Mid Cap Growth, and Renaissance, which was retained on June 9, 2005 for Social Small Cap Growth) and the Advisor based on a number of factors relating to each Subadvisor's ability to perform under its Investment Subadvisory Agreement.

Insert as the last two paragraphs under "Subadvisors" on page 23 of the Statement of Additional Information, the following:

On September 15, 2005, the Board of Directors, including the disinterested Directors, voted to approve the Investment Subadvisory Agreement with New Amsterdam with respect to Social Mid Cap Growth. The disinterested Directors were separately represented by independent legal counsel in connection with their consideration of the approval of this Subadvisory Agreement. In considering this Subadvisory Agreement for Social Mid Cap Growth, the Directors reviewed a variety of materials relating to the Subadvisor, including comparative performance, fee and expense information for other similar mutual funds and performance information for relevant benchmark indices. The Directors also reviewed information provided by New Amsterdam relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, New Amsterdam provided biographical information on portfolio management and other professional staff, fee and performance information for other mutual funds managed by New Amsterdam and descriptions of investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations regarding the Subadvisory Agreement, the Directors evaluated, among other things: (i) the services to be rendered by New Amsterdam; (ii) the qualifications and experience of New Amsterdam's portfolio management, compliance and executive personnel; (iii) New Amsterdam's compliance programs and policies including those related to personal investing and disclosure of portfolio holdings; and (iv) the appropriateness of the particular investment strategies that New Amsterdam would employ in managing the Portfolio's assets for pursuing the Portfolio's investment objective. The Directors also took into account the financial condition of New Amsterdam.

In approving the Investment Subadvisory Agreement, the Board of Directors, including the Disinterested Directors, did not identify any single factor as controlling.

Replace the second chart under "Other Accounts Managed by Portfolio Managers of the Portfolios" on page 24 of the Statement of Additional Information with the following:

SOCIAL MID CAP GROWTH

New Amsterdam:
Michelle Clayman, CFA
Accounts Managed other than Social MidCap Growth as of September 16, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	83
Total Assets in Other Accounts Managed	$1.05 billion	$0	$4.25 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	1	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$129 million	$0	$468 million

New Amsterdam:
Nathaniel Paull CFA
Accounts Managed other than Social MidCap Growth as of September 16, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	83
Total Assets in Other Accounts Managed	$1.05 billion	$0	$4.25 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	1	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$129 million	$0	$468 million

(Note: Because Ms. Clayman's and Mr. Paull's responsibilities completely overlap, the above data is identical for both Portfolio Managers.)

Replace the paragraph for "Social Mid Cap Growth" under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" on page 32 of the Statement of Additional Information with the following:

SOCIAL MID CAP GROWTH (as of September 16, 2005)

New Amsterdam:
Michelle Clayman, CFA, and Nathaniel Paull, CFA

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts in the allocation of investment opportunities between accounts. New Amsterdam has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio management team. The portfolio management team members are aware of and abide by New Amsterdam trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and New Amsterdam's Compliance Manager to ensure that any material divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

Replace the charts for "Social Mid Cap Growth" under "Compensation of Portfolio Managers of the Portfolios" on page 36 (carrying over to page 37) of the Statement of Additional Information with the following:

SOCIAL MID CAP GROWTH

New Amsterdam:
Michelle Clayman, CFA
Compensation with Respect to Management of Social Mid Cap Growth and Other Accounts as of September 16, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam Partners LLC	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam Partners LLC	A profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam Partners LLC	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm's profits proportional to her ownership percentage.

New Amsterdam:
Nathaniel Paull, CFA
Compensation with Respect to Management of Social Mid Cap Growth and Other Accounts as of September 16, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam Partners LLC	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam Partners LLC	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam Partners LLC	Mr. Paull is a partner of the firm and as such receives a percentage of the firm's profits proportional to his ownership percentage.

No part of either Portfolio Manager's compensation is based on the performance of specific accounts or clients.

Replace the second row in the chart under "Securities Ownership of Portfolio Managers of the Portfolios" on page 41 of the Statement of Additional Information with the following:
Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership

Social Mid Cap Growth*	New Amsterdam	Michelle Clayman, CFA	None
		Nathaniel Paull, CFA	None

* As of September 16, 2005.